Short-Term Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
3. Short-Term Investments
The following tables summarize the amortized cost and estimated fair value of the Company’s U.S. government treasury securities and marketable securities, which are considered to be available-for-sale
investments and are included in short-term investments on the consolidated balance sheets:

	September 30, 2024
(in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government treasury securities	$4,994	$1	$—	$4,995

Totals	$4,994	$1	$—	$4,995

	December 31, 2023
(in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government treasury securities	93,749	73	—	$93,822

Totals	$93,749	$73	$—	$93,822

Certain short-term debt securities with original maturities of less than three months are included in cash and cash equivalents on the consolidated balance sheets and are not included in the tables above. The Company holds debt securities of companies with high credit quality and has determined that there was no material change in the credit risk of any of its debt securities. At September 30, 2024 and December 31, 2023, all investments had contractual maturities within one year.

3. Short-Term Investments
The following tables summarize the amortized cost and estimated fair value of the Company’s U.S. government treasury securities and marketable securities, which are considered to be available-for-sale
investments and are included in short-term investments on the consolidated balance sheets:

	December 31, 2023
(in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government treasury securities	$93,749	$73	$—	$93,822

Totals	$93,749	$73	$—	$93,822

	December 31, 2022
(in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government treasury securities	$99,288	$1	$(253)	$99,036
Marketable securities:
Corporate and agency bonds	28,748	3	(84)	28,667

Totals	$128,036	$4	$(337)	$127,703

Certain short-term debt securities with original maturities of less than three months are included in cash and cash equivalents on the consolidated balance sheets and are not included in the tables above. The Company holds debt securities of companies with high credit quality and has determined that there was no material change in the credit risk of any of its debt securities. At December 31, 2023 and 2022, all investments had contractual maturities within one year.